SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Contract balances, Practical expedients, Government grants, Employee benefit expenses, Segment reporting (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	May 01, 2016	Dec. 31, 2020 USD ($) segment	Dec. 31, 2020 CNY (¥) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Contract balances
Contract assets | $		$ 0		$ 0
Value added tax rate	6.00%
Contract liabilities		$ 564						¥ 3,682	¥ 2,450
Practical Expedients
Nondisclosure of transaction price allocation		true	true
Recognized incremental costs when incurred		true	true
Government grants
Government grants recognized		$ 7,500	¥ 1,100	$ 2,800		$ 5,900
Employee benefit expenses
Contributions to PRC statutory employee benefit plans		$ 252	¥ 1,645		¥ 3,249		¥ 3,250
Segment reporting
Number of reportable segment		1	1
Number of operating segment		1	1